Capital and financial risk management - Net financial instruments - Derivative financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	€ 2,702	€ 4,702
Amounts presented in balance sheet	2,702	4,702
Cash collateral	(1,887)	(4,647)
Net amount	815	55
Collateral pledged as initial margin that does not offset against existing mark to market balances	370	0
Derivative financial liabilities
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Derivative financial liabilities, Gross amount	(1,524)	(1,422)
Derivative financial liabilities, Amounts presented in balance sheet	(1,524)	(1,422)
Derivative financial liabilities, Right of set off with derivative counterparties	899	910
Derivative financial liabilities, Cash collateral	741	239
Derivative financial liabilities, Net amount	116	(273)
Derivative financial assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Derivative financial assets, Gross amount	4,226	6,124
Derivative financial assets, Amounts presented in balance sheet	4,226	6,124
Derivative financial assets, Right of set off with derivative counterparties	(899)	(910)
Derivative financial assets, Cash collateral	(2,628)	(4,886)
Derivative financial assets, Net amount	€ 699	€ 328